UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Crystal Rock Capital Management, LLC

Address:  	2201 Waukegan Road, Suite 245
          	Bannockburn, IL  60015


13F File Number:  028-14105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Shugart
Title:  Managing Member
Phone:  212-759-0610


Signature, Place and Date of Signing:

    Joseph Shugart		    New York, NY	     May 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $ 146,675


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Accenture PLC Ireland	Cl A	G1151C101	5,320   70,031    SH		Sole	        70,031
Amazon Com Inc		Comm	023135106	4,990	18,726	  SH		Sole		18,726
Borgwarner		Comm	099724106	4,645	60,062	  SH		Sole		60,062
Cheesecake Factory Inc	Comm	163072101	9,441  244,520	  SH		Sole	       244,520
CBRE Group		Cl A	12504L109	7,397  292,950	  SH		Sole	       292,950
Coca Cola Enterprises InComm	19122T109	5,957  161,355	  SH		Sole	       161,355
Church & Dwight Inc	Comm	171340102	3,066   47,440    SH            Sole            47,440
EBAY			Comm	278642103	6,540  120,626	  SH		Sole	       120,626
Fortune Brands Home & SeComm	34964C106	1,410   37,675	  SH		Sole	        37,675
Franklin Elec Inc	Comm	353514102	4,080  121,546	  SH		Sole	       121,546
Google Inc		CL A	38259P508	5,069	 6,383	  SH		Sole		 6,383
Home Depot Inc		Comm	437076102	6,523	93,479    SH		Sole		93,479
JPMorgan Chase & Co	Comm	46625H100	4,886  102,945	  SH		Sole	       102,945
Kansas City Southern	Com New	485170302	5,871	52,941    SH		Sole		52,941
Lauder Estee Cos Inc	CL A	518439104	7,971  124,488	  SH		Sole	       124,488
Liveperson Inc		Comm	538146101	2,699  198,780	  SH		Sole 	       198,780
Lowes Cos Inc		Comm	548661107	1,168	30,800    SH		Sole		30,800
Mastercard Inc		CL A	57636Q104	5,618   10,382	  SH		Sole		10,382
Marriott Intl Inc New	CL A	571903202	8,426  199,533    SH		Sole	       199,533
3M Co			Comm	88579Y101	4,106	38,627	  SH		Sole		38,627
Monsanto Co New		Comm	61166W101	5,247	49,670	  SH		Sole		49,670
Procter & Gamble	Comm	742718109	6,126	79,500	  SH		Sole	        79,500
Robert Half Intl Inc	Comm	770323103	9,287  247,443	  SH		Sole	       247,443
Scotts Miracle Gro Co   CL A	810186106 	3,704   85,650    SH		Sole	        85,650
Tile Shop Hldgs Inc	Comm	88677Q109	2,578  122,700    SH		Sole	       122,700
Tornier N V		SHS	N87237108	2,228  118,176	  SH		Sole	       118,176
United Contl Hldgs Inc	Comm	910047109	5,818  181,750    SH	        Sole	       181,750
Yum Brands Inc		Comm	988498101	6,504   90,408    SH            Sole            90,408



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